Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We have developed and implemented a cybersecurity program which provides a structured approach to managing our people, processes and technology in connection with identifying, assessing, mitigating, and managing cybersecurity risks. The cybersecurity program is designed to respond to risks related to our information security and our physical assets, including our vessels.

Our cybersecurity program is integrated within our enterprise risk management program (or ERM Program). The ERM Program establishes the commitment, scope, principles, framework and processes for enterprise risk management within the Teekay group. The ERM Program includes the following key activities: (a) risk identification, (b) risk assessment, (c) risk recording, (d) risk response and action plans, and (e) risk monitoring and reporting. Cybersecurity risks are evaluated alongside other critical business risks under the ERM Program to align cybersecurity efforts with our broader business goals and objectives.

In addition to other components, our cybersecurity program provides for periodic, practical cybersecurity risk assessments using certain industry-recognized best practices and the National Institute of Standards and Technology (or NIST) Cybersecurity Framework (or CSF). The CSF is a voluntary framework of best practices to identify, protect, detect, respond to, and recover from cybersecurity events. These risk assessments, which we prepare with support from third-party consultants and cybersecurity experts, form an important part of our day-to-day, mid-term and long-term cybersecurity risk detection and prevention strategies. Using the results of these assessments, along with other protocols, policies and analyses in our cybersecurity program, we seek to continue to tailor and improve our approach to cybersecurity risk management.
We rely on third-party service providers, with whom we may share data and services, to defend their digital technologies and services against attack. We evaluate potential cybersecurity risks associated with our use of these third-party service providers, and manage any identified risks in conjunction with such parties.
Our cybersecurity program includes our Cyber Incident Response Plan (or Incident Response Plan). The Incident Response Plan provides specific guidance on assessing and handling cyber threats and managing cyber incidents and outlines roles and responsibilities of various parts of the management team, based on the nature and criticality of any cyber events or incidents as determined by our Vice President, Information Technology and Chief Information Officer (or CIO). The Incident Response Plan was developed based on the NIST Computer Security Incident Handling Guide. The Incident Response Plan applies to all Teekay group's offices and vessels, and is overseen by the CIO, supported by a management team in our information technology (or IT) department, which includes a Director, Infrastructure and Cybersecurity (or Cybersecurity Director).
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity program includes our Cyber Incident Response Plan (or Incident Response Plan). The Incident Response Plan provides specific guidance on assessing and handling cyber threats and managing cyber incidents and outlines roles and responsibilities of various parts of the management team, based on the nature and criticality of any cyber events or incidents as determined by our Vice President, Information Technology and Chief Information Officer (or CIO). The Incident Response Plan was developed based on the NIST Computer Security Incident Handling Guide. The Incident Response Plan applies to all Teekay group's offices and vessels, and is overseen by the CIO, supported by a management team in our information technology (or IT) department, which includes a Director, Infrastructure and Cybersecurity (or Cybersecurity Director).
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

The Board has delegated responsibility for oversight of information systems and security (including cybersecurity) to the Audit Committee, which also supports the Board in overseeing aspects of the Company’s ERM Program. As a matter of course, the Audit Committee is informed of any cybersecurity incidents dealt with under the Incident Response Plan as part of the routine reporting by management to the Audit Committee on matters under its purview. The Audit Committee reviews and discusses with management the Company’s major risk exposures related to information systems and security (including cybersecurity), and the steps management has taken to mitigate, monitor and control any such exposures. The Audit Committee also receives regular briefings from the CIO, who is supported by the Cybersecurity Director, on the Company’s and the Teekay group’s readiness to deal with any information system security threats and incidents and the effectiveness of our cybersecurity program. The Audit Committee reports to the Board on significant issues that arise with respect to information systems and security (including cybersecurity) affecting the Teekay group as the committee deems appropriate. The Chair of the Audit Committee has completed the CERT Certificate in Cyber-Risk Oversight offered by the National Association of Corporate Directors.

The CIO leads all components of our IT functions. Our CIO has over 17 years of IT experience with the Teekay group and has had a broad range of assignments across all areas of IT delivery, operations and management. The Cybersecurity Director, reporting to the CIO, is directly responsible for our cybersecurity program, including day-to-day cybersecurity operations (such as prevention, detection, mitigation and remediation of cybersecurity incidents), as well as supporting the development of our cybersecurity planning. Our Cybersecurity Director has over 14 years of experience in IT and cybersecurity. Prior to joining the Teekay group, our Cybersecurity Director held various leadership roles in IT, including architecture, infrastructure management and security, and enterprise platform management.

Our Incident Response Plan also provides a structured process for responding to suspected cybersecurity incidents, including the appropriate reporting and escalation of cybersecurity incidents to senior management. A dedicated, cross-functional team (consisting of the CIO, Cybersecurity Director, and relevant members of the Company’s IT, finance, legal and accounting departments) classifies the issue following an assessment of its severity and business impact. If the assessment group determines that a cybersecurity incident has occurred and the level of severity is such that senior management and/or the incident management team should be involved in managing the response effort, the assessment team then activates the appropriate incident response mechanism. Our incident response team also coordinates with internal and external legal and technical advisors, communication specialists, and other key stakeholders regarding any confirmed material or potentially material cybersecurity incident (including to determine whether public disclosure regarding a cybersecurity incident in our public filings is warranted or required, based on a materiality assessment conducted in conjunction with senior management and legal counsel).

When responding to a potential cybersecurity incident pursuant to the Incident Response Plan, the Chief Financial Officer and General Counsel, in consultation with the CIO, determine the timing and extent of the Audit Committee’s specific oversight responsibilities in light of its role in providing general oversight of cybersecurity matters. The Audit Committee will be promptly notified if a cybersecurity incident were to occur and is determined to be material or potentially material by our senior management and incident response team.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board has delegated responsibility for oversight of information systems and security (including cybersecurity) to the Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Incident Response Plan also provides a structured process for responding to suspected cybersecurity incidents, including the appropriate reporting and escalation of cybersecurity incidents to senior management. A dedicated, cross-functional team (consisting of the CIO, Cybersecurity Director, and relevant members of the Company’s IT, finance, legal and accounting departments) classifies the issue following an assessment of its severity and business impact. If the assessment group determines that a cybersecurity incident has occurred and the level of severity is such that senior management and/or the incident management team should be involved in managing the response effort, the assessment team then activates the appropriate incident response mechanism. Our incident response team also coordinates with internal and external legal and technical advisors, communication specialists, and other key stakeholders regarding any confirmed material or potentially material cybersecurity incident (including to determine whether public disclosure regarding a cybersecurity incident in our public filings is warranted or required, based on a materiality assessment conducted in conjunction with senior management and legal counsel).

When responding to a potential cybersecurity incident pursuant to the Incident Response Plan, the Chief Financial Officer and General Counsel, in consultation with the CIO, determine the timing and extent of the Audit Committee’s specific oversight responsibilities in light of its role in providing general oversight of cybersecurity matters. The Audit Committee will be promptly notified if a cybersecurity incident were to occur and is determined to be material or potentially material by our senior management and incident response team.

Cybersecurity Risk Role of Management [Text Block]
Our Incident Response Plan also provides a structured process for responding to suspected cybersecurity incidents, including the appropriate reporting and escalation of cybersecurity incidents to senior management. A dedicated, cross-functional team (consisting of the CIO, Cybersecurity Director, and relevant members of the Company’s IT, finance, legal and accounting departments) classifies the issue following an assessment of its severity and business impact. If the assessment group determines that a cybersecurity incident has occurred and the level of severity is such that senior management and/or the incident management team should be involved in managing the response effort, the assessment team then activates the appropriate incident response mechanism. Our incident response team also coordinates with internal and external legal and technical advisors, communication specialists, and other key stakeholders regarding any confirmed material or potentially material cybersecurity incident (including to determine whether public disclosure regarding a cybersecurity incident in our public filings is warranted or required, based on a materiality assessment conducted in conjunction with senior management and legal counsel).

When responding to a potential cybersecurity incident pursuant to the Incident Response Plan, the Chief Financial Officer and General Counsel, in consultation with the CIO, determine the timing and extent of the Audit Committee’s specific oversight responsibilities in light of its role in providing general oversight of cybersecurity matters. The Audit Committee will be promptly notified if a cybersecurity incident were to occur and is determined to be material or potentially material by our senior management and incident response team.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The CIO leads all components of our IT functions. Our CIO has over 17 years of IT experience with the Teekay group and has had a broad range of assignments across all areas of IT delivery, operations and management. The Cybersecurity Director, reporting to the CIO, is directly responsible for our cybersecurity program, including day-to-day cybersecurity operations (such as prevention, detection, mitigation and remediation of cybersecurity incidents), as well as supporting the development of our cybersecurity planning. Our Cybersecurity Director has over 14 years of experience in IT and cybersecurity. Prior to joining the Teekay group, our Cybersecurity Director held various leadership roles in IT, including architecture, infrastructure management and security, and enterprise platform management.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CIO leads all components of our IT functions. Our CIO has over 17 years of IT experience with the Teekay group and has had a broad range of assignments across all areas of IT delivery, operations and management. The Cybersecurity Director, reporting to the CIO, is directly responsible for our cybersecurity program, including day-to-day cybersecurity operations (such as prevention, detection, mitigation and remediation of cybersecurity incidents), as well as supporting the development of our cybersecurity planning. Our Cybersecurity Director has over 14 years of experience in IT and cybersecurity. Prior to joining the Teekay group, our Cybersecurity Director held various leadership roles in IT, including architecture, infrastructure management and security, and enterprise platform management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our Incident Response Plan also provides a structured process for responding to suspected cybersecurity incidents, including the appropriate reporting and escalation of cybersecurity incidents to senior management. A dedicated, cross-functional team (consisting of the CIO, Cybersecurity Director, and relevant members of the Company’s IT, finance, legal and accounting departments) classifies the issue following an assessment of its severity and business impact. If the assessment group determines that a cybersecurity incident has occurred and the level of severity is such that senior management and/or the incident management team should be involved in managing the response effort, the assessment team then activates the appropriate incident response mechanism. Our incident response team also coordinates with internal and external legal and technical advisors, communication specialists, and other key stakeholders regarding any confirmed material or potentially material cybersecurity incident (including to determine whether public disclosure regarding a cybersecurity incident in our public filings is warranted or required, based on a materiality assessment conducted in conjunction with senior management and legal counsel).

When responding to a potential cybersecurity incident pursuant to the Incident Response Plan, the Chief Financial Officer and General Counsel, in consultation with the CIO, determine the timing and extent of the Audit Committee’s specific oversight responsibilities in light of its role in providing general oversight of cybersecurity matters. The Audit Committee will be promptly notified if a cybersecurity incident were to occur and is determined to be material or potentially material by our senior management and incident response team.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true